Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule showing breakdown of non-current and current provisions

	2024			2023
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provisions	163	1,448	1,611	174	1,909	2,083
Provisions for litigation in progress	19	2,184	2,203	—	7,913	7,913
Provisions for third-party liabilities	8,263	—	8,263	10,596	—	10,596
Provisions for Carbon dioxide emissions allowances	6,276	66,045	72,321	—	90,471	90,471
Provision for restructuring costs	—	5,735	5,735	—	15,243	15,243
Other provisions	9,663	7,720	17,383	9,200	7,221	16,421
Total	24,384	83,132	107,516	19,970	122,757	142,727

Schedule of changes in provisions

The changes in the various line items of provisions in 2024 and 2023 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provisions	in Progress	Party Liabilities	Allowances	Costs	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2023	1,564	23,142	5,960	102,756	21,539	12,490	167,451
Charges for the year	1,292	7,142	267	81,424	—	6,914	97,039
Provisions reversed with a credit to income	—	(487)	—	(3,036)	—	(2,850)	(6,373)
Amounts used	(727)	(22,029)	(215)	(93,471)	(6,977)	(118)	(123,537)
Remeasurement through other comprehensive income (loss)	—	—	4,367	—	—	—	4,367
Exchange differences and others	(46)	145	217	2,798	681	(15)	3,780
Balance at December 31, 2023	2,083	7,913	10,596	90,471	15,243	16,421	142,727
Charges for the year	—	1,705	476	72,427	—	3,221	77,829
Provisions reversed with a credit to income	—	(2,803)	—	—	(4,422)	(1,359)	(8,584)
Amounts used	(328)	(6,644)	(247)	(84,621)	(4,248)	(314)	(96,402)
Remeasurement through other comprehensive income (loss)	—	—	(1,942)	—	—	—	(1,942)
Exchange differences and others	(144)	2,032	(620)	(5,956)	(838)	(586)	(6,112)
Balance at December 31, 2024	1,611	2,203	8,263	72,321	5,735	17,383	107,516